RIGHT-OF-USE ASSETS AND LEASE LIABILITIES - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Presentation of leases for lessee [abstract]
Loss on derecognition of right-of-use assets	$ 52
Gain on derecognition of lease liability	24
Other loss	$ 28	$ 0